Subsequent Events (Details Narrative) - USD ($)						1 Months Ended						12 Months Ended
	Jan. 03, 2018	Jan. 10, 2017	Dec. 13, 2016	Nov. 08, 2016	Aug. 12, 2016	Apr. 24, 2018	Mar. 01, 2018	Jan. 29, 2018	Feb. 13, 2017	Nov. 22, 2016	Jul. 21, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Dec. 06, 2017
Common stock issued on equity line of credit, Amount												$ 18,323	$ 143,520
Subscriptions payable, shares												63,675,678	0	0
Subscriptions payable, amount												$ 273,805
Redwood Convertible Note [Member]
Common stock issued on equity line of credit, Amount		$ 10,323	$ 25,000	$ 25,000	$ 39,520				$ 8,000	$ 25,000	$ 29,000
Common stock issued on equity line of credit, Shares		3,147,110	6,250,000	6,097,561	5,200,000				2,000,000	6,377,551	4,027,778
The Special Equities Group and DiamondRock, LLC [Member] | January 17, 2018 through February 13, 2018 [Member]
Subscriptions payable, shares												63,675,678
Subscriptions payable, amount															$ 273,805
Subsequent Event [Member] | Redwood Convertible Note [Member]
Common stock issued on equity line of credit, Amount		$ 10,323
Common stock issued on equity line of credit, Shares		3,147,110
Subsequent Event [Member] | Second SEG Note [Member]
Debt conversion converted instrument, shares issued								26,559,426
Debt conversion converted amount								$ 40,000
Subsequent Event [Member] | First RDW Note [Member]
Debt conversion converted instrument, shares issued	19,230,769
Debt conversion converted amount	$ 25,000
Subsequent Event [Member] | Two investors [Member]
Proceeds from sale of convertible notes							$ 60,000
Subsequent Event [Member] | Two investors [Member] | Securities Purchase Agreement [Member]
Proceeds from sale of convertible notes						$ 60,000
Interest rate						8.00%
Maturity date						May 31, 2018
Debt conversion price description						The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Subsequent Event [Member] | Investors [Member]
Sale of addtional convertible notes in future							240,000
Subsequent Event [Member] | Investors [Member] | Securities Purchase Agreement [Member]
Proceeds from sale of convertible notes							$ 60,000
Sale of addtional convertible notes, description

The investors will buy additional convertible notes for an aggregate of $60,000 within five trading days of our filing a registration statement to cover the investors’ shares of common stock issuable upon conversion of the convertible notes. Within five trading days of the registration statement being declared effective, the investors will buy additional convertible notes for an aggregate of $180,000.

Subsequent Event [Member] | The Special Equities Group and DiamondRock, LLC [Member] | January 17, 2018 through February 13, 2018 [Member]
Subscriptions payable, shares												63,675,678
Subscriptions payable, amount												$ 273,805